Ordinary Shares (Details) ¥ in Thousands, $ in Thousands, $ in Billions	1 Months Ended						12 Months Ended
	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares
Ordinary shares
Net proceeds from the offering, after deducting offerings expenses					¥ 1,647,700	$ 245,700	¥ 19,288,423	$ 3,026,774	¥ 2,817,458	¥ 1,647,711
ADSs
Ordinary shares
Ordinary shares, issued (in shares)			17,310,696	17,310,696
Net proceeds from the offering, after deducting offerings expenses			¥ 2,817,500	$ 399,400							¥ 2,170,800	$ 317,200
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, issued (in shares)	28,750,000	28,750,000	17,310,696	17,310,696							25,063,451	25,063,451
Class Z Ordinary Shares | Over-allotment option [Member]
Ordinary shares
Ordinary shares, issued (in shares)	3,750,000	3,750,000
Net proceeds from the offering, after deducting offerings expenses	¥ 19,300,000	$ 22.9